PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 94.5%
Common Stocks 91.6%
Brazil 4.4%
Ambev SA	101,600	$325,190
Atacadao SA	2,800	10,290
Banco Bradesco SA	8,001	31,953
Banco BTG Pactual SA, UTS	5,600	31,342
Banco do Brasil SA	4,800	29,095
Banco Santander Brasil SA, UTS	17,900	139,055
Centrais Eletricas Brasileiras SA	1,800	13,693
Cia Siderurgica Nacional SA	5,400	48,409
Equatorial Energia SA	4,900	22,768
Localiza Rent a Car SA	3,100	37,064
Petroleo Brasileiro SA	19,500	103,336
TIM SA	133,000	289,583
Vale SA	35,532	748,401
WEG SA	16,600	114,104
		1,944,283
Chile 1.3%
Banco Santander Chile	6,225,994	307,245
Cencosud SA	8,670	15,725
Falabella SA	67,757	263,390
		586,360
China 31.6%
Agile Group Holdings Ltd.	210,000	230,174
Agricultural Bank of China Ltd. (Class H Stock)	136,000	45,426
Alibaba Group Holding Ltd.*	70,400	1,747,846
Anhui Conch Cement Co. Ltd. (Class H Stock)	28,500	136,284
Baidu, Inc., ADR*	1,400	229,614
Bank of Beijing Co. Ltd. (Class A Stock)	92,400	61,339
Bank of China Ltd. (Class H Stock)	1,196,000	416,288
Bank of Communications Co. Ltd. (Class H Stock)	51,000	29,545
Bank of Shanghai Co. Ltd. (Class A Stock)	7,700	8,513
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	62,400	76,428
Beijing Enterprises Holdings Ltd.	2,500	7,788
BOE Technology Group Co. Ltd. (Class A Stock)	83,200	73,987
By-health Co. Ltd. (Class A Stock)	15,100	64,157
China CITIC Bank Corp. Ltd. (Class H Stock)	318,000	142,838
China Construction Bank Corp. (Class H Stock)	933,000	651,200
China Hongqiao Group Ltd.	179,000	238,431
China Medical System Holdings Ltd.	137,000	279,255
China Merchants Bank Co. Ltd. (Class H Stock)	23,500	179,625

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Merchants Port Holdings Co. Ltd.	8,000	$11,168
China National Building Material Co. Ltd. (Class H Stock)	21,000	22,795
China Overseas Land & Investment Ltd.	23,000	48,300
China Overseas Property Holdings Ltd.	125,000	117,239
China Petroleum & Chemical Corp. (Class H Stock)	668,000	305,408
China Resources Cement Holdings Ltd.	16,000	13,209
China Resources Land Ltd.	18,000	60,233
China Resources Mixc Lifestyle Services Ltd., 144A	1,800	10,950
China Resources Power Holdings Co. Ltd.	12,000	20,713
China Shenhua Energy Co. Ltd. (Class H Stock)	175,000	332,018
China South Publishing & Media Group Co. Ltd. (Class A Stock)	32,800	42,121
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	2,189	81,999
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	600	14,735
CITIC Ltd.	305,000	330,499
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	800	68,698
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*(a)	167,850	254,632
COSCO SHIPPING Ports Ltd.	12,000	8,569
CSPC Pharmaceutical Group Ltd.	163,200	220,657
Daqo New Energy Corp., ADR*	200	11,850
East Money Information Co. Ltd. (Class A Stock)	3,200	15,431
Ecovacs Robotics Co. Ltd. (Class A Stock)	3,100	82,178
Focus Media Information Technology Co. Ltd. (Class A Stock)	50,600	58,886
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	606	41,348
GF Securities Co. Ltd. (Class H Stock)	44,200	62,925
Haitian International Holdings Ltd.	4,000	14,673
Hengan International Group Co. Ltd.	4,000	23,807
Huaxia Bank Co. Ltd. (Class A Stock)	72,000	60,990
Huaxin Cement Co. Ltd. (Class A Stock)	3,400	7,801
Hunan Valin Steel Co. Ltd. (Class A Stock)	58,500	69,330
Industrial & Commercial Bank of China Ltd. (Class H Stock)	832,000	463,300
Industrial Bank Co. Ltd. (Class A Stock)	29,400	80,512
Intco Medical Technology Co. Ltd. (Class A Stock)	4,700	85,379
JD Health International, Inc., 144A*	25,200	272,602
JD.com, Inc., ADR*	900	63,792
Jinke Properties Group Co. Ltd. (Class A Stock)	80,800	53,766
Jiumaojiu International Holdings Ltd., 144A	5,000	14,979
KE Holdings, Inc., ADR*	3,500	76,965
Kweichow Moutai Co. Ltd. (Class A Stock)	200	52,069
KWG Group Holdings Ltd.	7,500	8,233
Lenovo Group Ltd.	38,000	35,457
Li Ning Co. Ltd.	15,000	158,682
Livzon Pharmaceutical Group, Inc. (Class A Stock)	1,300	7,957
Longfor Group Holdings Ltd., 144A	59,500	277,786
Maccura Biotechnology Co. Ltd. (Class A Stock)	10,800	60,232

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Meituan (Class B Stock), 144A*	11,800	$330,558
Metallurgical Corp. of China Ltd. (Class A Stock)	104,900	60,756
Muyuan Foods Co. Ltd. (Class A Stock)	1,960	12,844
NetEase, Inc., ADR	2,100	214,641
New China Life Insurance Co. Ltd. (Class H Stock)	81,500	223,284
NIO, Inc., ADR*	900	40,212
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	46,000	14,293
PetroChina Co. Ltd. (Class H Stock)	112,000	46,666
Pinduoduo, Inc., ADR*	100	9,161
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	22,000	193,504
Sany Heavy Industry Co. Ltd. (Class A Stock)	18,000	69,225
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	44,500	76,963
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	2,400	7,477
Shanghai International Port Group Co. Ltd. (Class A Stock)	98,361	75,037
Shanghai M&G Stationery, Inc. (Class A Stock)	600	6,555
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,800	10,243
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	53,900	75,330
Shenzhen Investment Ltd.	28,000	7,867
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	400	24,266
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (Class A Stock)	2,080	6,069
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	19,966
Sinotruk Hong Kong Ltd.	32,500	55,684
Sunac China Holdings Ltd.*	16,000	41,593
Tencent Holdings Ltd.	26,700	1,654,301
Tongcheng-Elong Holdings Ltd.*	4,800	10,852
Topsports International Holdings Ltd., 144A	9,000	12,612
Vipshop Holdings Ltd., ADR*	17,700	294,351
Want Want China Holdings Ltd.	25,000	16,865
Weibo Corp., ADR*	6,000	338,400
Wharf Holdings Ltd. (The)	8,000	27,094
Will Semiconductor Co. Ltd. Shanghai (Class A Stock)	400	18,776
Xiaomi Corp. (Class B Stock), 144A*	85,800	281,468
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	10,000	14,897
Yum China Holdings, Inc.	6,500	404,235
Zhejiang Semir Garment Co. Ltd. (Class A Stock)	31,600	47,646
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	14,800	43,834
Zhongsheng Group Holdings Ltd.	36,500	336,294
Zhuzhou Kibing Group Co. Ltd. (Class A Stock)	28,200	91,082

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	7,200	$6,216
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	51,473	60,712
		14,025,440
Colombia 0.0%
Bancolombia SA	1,330	9,294
Greece 0.1%
Hellenic Telecommunications Organization SA	1,375	25,061
OPAP SA	986	14,244
		39,305
Hong Kong 0.3%
Sino Biopharmaceutical Ltd.	53,000	45,168
Vinda International Holdings Ltd.	34,000	96,032
		141,200
Hungary 0.2%
OTP Bank Nyrt*	1,320	71,201
Richter Gedeon Nyrt	840	23,069
		94,270
India 8.3%
ACC Ltd.	429	13,843
Aurobindo Pharma Ltd.	21,666	267,761
Bajaj Auto Ltd.	1,339	69,066
Balkrishna Industries Ltd.	532	17,020
Bharat Electronics Ltd.	6,052	15,076
Cipla Ltd.*	2,627	32,592
Colgate-Palmolive India Ltd.	5,690	130,588
Divi’s Laboratories Ltd.*	720	47,602
GAIL India Ltd.	9,078	17,077
Hero MotoCorp Ltd.	649	24,170
Hindalco Industries Ltd.	9,308	55,606
Hindustan Petroleum Corp. Ltd.	3,824	13,487
Housing Development Finance Corp. Ltd.	925	30,433
Indian Oil Corp. Ltd.	10,829	15,062
Infosys Ltd., ADR	17,900	395,948
ITC Ltd.	47,925	132,433

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
JSW Steel Ltd.	4,900	$48,531
Larsen & Toubro Infotech Ltd., 144A	326	20,585
Lupin Ltd.	1,239	18,514
Marico Ltd.	2,751	20,265
Motherson Sumi Systems Ltd.*	39,683	125,506
NTPC Ltd.	240,381	383,451
Oil & Natural Gas Corp. Ltd.	13,848	21,523
Power Grid Corp. of India Ltd.	97,056	223,680
Reliance Industries Ltd.	5,168	141,771
State Bank of India	9,623	56,038
Sun Pharmaceutical Industries Ltd.	30,044	313,378
Tata Consultancy Services Ltd.	6,454	275,331
Tata Motors Ltd.*	7,210	28,644
Tata Steel Ltd.	13,997	269,958
Tech Mahindra Ltd.	3,744	61,038
Torrent Pharmaceuticals Ltd.	276	11,415
UPL Ltd.	2,528	27,593
Wipro Ltd.	47,663	377,563
		3,702,548
Indonesia 0.8%
Charoen Pokphand Indonesia Tbk PT	42,000	17,850
Indofood Sukses Makmur Tbk PT	343,400	144,654
Kalbe Farma Tbk PT	122,200	10,687
Telkom Indonesia Persero Tbk PT	731,300	163,806
		336,997
Kuwait 0.0%
Agility Public Warehousing Co. KSC	6,670	21,924
Malaysia 1.3%
Hartalega Holdings Bhd	9,900	16,541
Kossan Rubber Industries	39,800	32,745
Kuala Lumpur Kepong Bhd	2,200	9,659
Sime Darby Plantation Bhd	9,900	7,976
Supermax Corp. Bhd	51,133	39,716
Telekom Malaysia Bhd	163,800	230,637
Top Glove Corp. Bhd	264,000	249,706
Westports Holdings Bhd	8,700	8,374
		595,354

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 1.3%
Arca Continental SAB de CV	2,600	$15,868
Gruma SAB de CV (Class B Stock)	1,275	13,746
Grupo Bimbo SAB de CV (Class A Stock)	9,600	22,049
Grupo Mexico SAB de CV (Class B Stock)	79,100	362,315
Grupo Televisa SAB, UTS	12,300	33,323
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	8,100	13,135
Megacable Holdings SAB de CV, UTS	3,200	11,269
Wal-Mart de Mexico SAB de CV	29,400	96,857
		568,562
Peru 0.1%
Southern Copper Corp.	400	26,256
Philippines 0.1%
International Container Terminal Services, Inc.	5,600	17,431
Jollibee Foods Corp.	2,520	9,580
PLDT, Inc.	420	10,299
		37,310
Poland 0.3%
Cyfrowy Polsat SA	1,590	14,104
Polskie Gornictwo Naftowe i Gazownictwo SA	48,082	78,538
Powszechny Zaklad Ubezpieczen SA*	3,000	29,322
		121,964
Qatar 0.3%
Industries Qatar QSC	10,255	37,504
Qatar International Islamic Bank QSC	21,548	54,513
Qatar Islamic Bank SAQ	6,009	28,411
		120,428
Russia 2.3%
Inter RAO UES PJSC	202,400	12,058
Magnit PJSC, GDR	5,393	79,068
Rosneft Oil Co. PJSC	49,180	365,292
Sberbank of Russia PJSC, ADR	33,893	563,791
		1,020,209
Saudi Arabia 1.5%
Advanced Petrochemical Co.	528	10,488

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Saudi Arabia (cont’d.)
Al Rajhi Bank	16,350	$483,903
Alinma Bank	4,680	27,082
Bank AlBilad*	2,112	20,659
Jarir Marketing Co.	303	16,266
Saudi Telecom Co.	3,379	120,717
		679,115
South Africa 4.8%
Absa Group Ltd.*	3,627	33,735
African Rainbow Minerals Ltd.	680	13,916
Capitec Bank Holdings Ltd.	413	45,831
Clicks Group Ltd.	1,428	25,897
Exxaro Resources Ltd.	27,769	344,442
FirstRand Ltd.	25,536	94,736
Impala Platinum Holdings Ltd.	17,329	312,964
Kumba Iron Ore Ltd.	7,408	393,559
Mr. Price Group Ltd.	22,437	333,661
MultiChoice Group	2,075	17,200
Naspers Ltd. (Class N Stock)	893	172,112
Old Mutual Ltd.	27,166	23,980
Shoprite Holdings Ltd.	4,609	50,508
Sibanye Stillwater Ltd.	16,296	71,161
SPAR Group Ltd. (The)	1,130	14,187
Tiger Brands Ltd.	976	12,875
Woolworths Holdings Ltd.*	49,150	187,378
		2,148,142
South Korea 14.0%
BNK Financial Group, Inc.	42,346	285,346
Cheil Worldwide, Inc.	663	13,985
Coway Co. Ltd.	254	18,951
DB Insurance Co. Ltd.	278	13,811
Doosan Bobcat, Inc.*	286	11,488
E-MART, Inc.	101	14,842
GS Holdings Corp.	231	8,591
Hana Financial Group, Inc.	9,864	372,177
Hankook Tire & Technology Co. Ltd.	5,338	224,566
Hyundai Engineering & Construction Co. Ltd.	418	19,950
Hyundai Glovis Co. Ltd.	105	17,813
Kakao Corp.	1,806	231,752
KB Financial Group, Inc.	4,164	184,821
Kia Corp.	5,624	410,152
Korea Investment Holdings Co. Ltd.	1,607	134,374

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
KT&G Corp.	2,565	$183,645
Kumho Petrochemical Co. Ltd.	1,539	272,738
LG Corp.	465	38,149
LG Display Co. Ltd.*	1,247	24,012
LG Electronics, Inc.	2,651	365,102
LG Innotek Co. Ltd.	168	33,308
Lotte Chemical Corp.	105	23,751
Meritz Securities Co. Ltd.	78,763	336,723
Mirae Asset Securities Co. Ltd.	1,712	13,337
NAVER Corp.	631	238,903
NH Investment & Securities Co. Ltd.	988	10,937
Pan Ocean Co. Ltd.	1,298	8,572
POSCO	404	128,562
Samsung Electro-Mechanics Co. Ltd.	305	51,192
Samsung Electronics Co. Ltd.	25,726	1,760,210
Samsung Engineering Co. Ltd.*	836	17,052
Samsung Fire & Marine Insurance Co. Ltd.	168	31,342
Samsung Life Insurance Co. Ltd.	377	24,767
Samsung Securities Co. Ltd.	315	12,156
Seegene, Inc.	285	17,408
Shinhan Financial Group Co. Ltd.	2,075	70,464
SK Hynix, Inc.	5,379	530,522
SK Telecom Co. Ltd.	224	58,532
		6,214,003
Taiwan 14.5%
Acer, Inc.	16,000	15,639
ASE Technology Holding Co. Ltd.	18,000	79,469
Asustek Computer, Inc.*	28,000	353,239
AU Optronics Corp.	50,000	37,221
Cathay Financial Holding Co. Ltd.	46,000	89,706
Cheng Shin Rubber Industry Co. Ltd.	10,000	15,460
Compal Electronics, Inc.	24,000	18,583
CTBC Financial Holding Co. Ltd.*	24,000	19,640
Delta Electronics, Inc.	11,000	113,459
Eclat Textile Co. Ltd.	5,000	109,425
Evergreen Marine Corp. Taiwan Ltd.*	60,000	287,249
Feng TAY Enterprise Co. Ltd.	3,000	24,809
Fubon Financial Holding Co. Ltd.	154,000	415,027
Giant Manufacturing Co. Ltd.	26,000	300,308
Hon Hai Precision Industry Co. Ltd.	67,000	264,628
Innolux Corp.	221,000	148,446
Lite-On Technology Corp.	144,000	330,400
MediaTek, Inc.	18,000	590,099

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Micro-Star International Co. Ltd.	4,000	$21,277
Nan Ya Printed Circuit Board Corp.	1,000	14,290
Nanya Technology Corp.	7,000	18,274
Novatek Microelectronics Corp.*	4,000	73,887
Pou Chen Corp.	13,000	16,441
Realtek Semiconductor Corp.	3,000	63,567
SinoPac Financial Holdings Co. Ltd.*	44,000	22,144
Synnex Technology International Corp.	8,000	15,184
Taiwan Semiconductor Manufacturing Co. Ltd.	127,000	2,656,024
Unimicron Technology Corp.	7,000	36,896
United Microelectronics Corp.	64,000	135,377
Vanguard International Semiconductor Corp.	5,000	20,807
Walsin Technology Corp.	1,000	7,202
Wan Hai Lines Ltd.	4,000	32,342
Winbond Electronics Corp.	16,000	19,836
Yageo Corp.	2,000	40,370
Yuanta Financial Holding Co. Ltd.	51,000	46,395
		6,453,120
Thailand 2.2%
Charoen Pokphand Foods PCL	343,000	271,772
Land & Houses PCL	45,500	10,811
PTT Exploration & Production PCL	7,500	23,456
PTT Global Chemical PCL	12,000	20,787
SCG Packaging PCL	7,000	14,765
Siam Cement PCL (The)	4,200	52,990
Sri Trang Gloves Thailand PCL	215,600	246,761
Thai Union Group PCL	528,800	358,170
		999,512
Turkey 0.8%
BIM Birlesik Magazalar A/S	2,542	19,139
Eregli Demir ve Celik Fabrikalari TAS	7,497	17,820
Ford Otomotiv Sanayi A/S	12,702	261,493
Haci Omer Sabanci Holding A/S	22,208	25,044
KOC Holding A/S	4,214	10,291
Turkcell Iletisim Hizmetleri A/S	6,098	11,148
		344,935
United Arab Emirates 0.9%
Abu Dhabi Islamic Bank PJSC	208,932	314,165

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United Arab Emirates (cont’d.)
Aldar Properties PJSC			20,874	$22,561
Emirates Telecommunications Group Co. PJSC			8,990	55,802
				392,528
United States 0.2%
JBS SA			16,000	98,613

Total Common Stocks (cost $32,772,634)				40,721,672
Preferred Stocks 2.9%
Brazil 2.2%
Bradespar SA (PRFC)			1,300	18,573
Braskem SA (PRFC A)*			1,100	12,197
Cia Energetica de Minas Gerais (PRFC)			93,945	215,731
Cia Paranaense de Energia (PRFC B)			259,200	303,580
Gerdau SA (PRFC)			7,100	42,192
Petroleo Brasileiro SA (PRFC)			72,400	374,494
				966,767
Russia 0.0%
Surgutneftegas PJSC (PRFC)			38,200	19,957
South Korea 0.7%
Hyundai Motor Co. (2nd PRFC)			200	18,151
Hyundai Motor Co. (PRFC)			128	11,830
LG Chem Ltd. (PRFC)			42	14,038
Samsung Electronics Co. Ltd. (PRFC)			4,433	278,316
				322,335

Total Preferred Stocks (cost $1,159,680)				1,309,059

Total Long-Term Investments (cost $33,932,314)				42,030,731
Short-Term Investments 5.0%
Affiliated Mutual Funds 4.6%
PGIM Core Ultra Short Bond Fund(wa)	1,954,277	1,954,277

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $78,913; includes $78,912 of cash collateral for securities on loan)(b)(wa)	78,960	$78,913

Total Affiliated Mutual Funds (cost $2,033,190)			2,033,190

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.4%
U.S. Treasury Bills	0.033%	12/09/21	100	99,982
U.S. Treasury Bills	0.037	09/16/21	75	74,996

Total U.S. Treasury Obligations (cost $174,985)				174,978

Total Short-Term Investments (cost $2,208,175)				2,208,168

TOTAL INVESTMENTS 99.5% (cost $36,140,489)				44,238,899
Other assets in excess of liabilities(z) 0.5%				207,251

Net Assets 100.0%				$44,446,150

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,254; cash collateral of $78,912 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
35	Mini MSCI Emerging Markets Index	Sep. 2021	$2,235,975	$(44,494)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).